Segment Information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments:
Aeronautical revenue	$ 15,223,096	$ 14,072,517	$ 9,408,599
Non aeronautical revenue	9,295,915	8,548,671	6,229,896
Revenue from construction services	1,302,633	2,692,694	3,146,166
Total	25,821,644	25,313,882	18,784,661
Operating profit	15,243,525	14,698,149	8,657,674
Total assets	70,342,424	70,919,521
Total liabilities	18,751,226	21,903,914
Exchange rate translation from non-current assets (***)	(1,530,746)	(1,767,962)	144,217
Amortization and depreciation	(2,069,157)	(2,059,237)	(1,993,342)
Operating segments
Operating segments:
Aeronautical revenue	15,223,096	14,072,517	9,408,599
Non aeronautical revenue	9,295,915	8,548,671	6,229,896
Revenue from construction services	1,302,633	2,692,694	3,146,166
Operating profit	15,243,525	14,698,149	8,657,674
Non-current assets	51,609,227	52,839,351	54,168,628
Total assets	70,342,424	70,919,521	65,830,728
Total liabilities	18,751,226	21,903,914	20,060,672
Improvements to assets under concession and acquisition of furniture and equipment in the period	1,371,000	2,775,773	3,676,719
Amortization and depreciation	(2,069,157)	(2,059,237)	(1,993,342)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	13,333,759	12,257,424	8,175,710
Non aeronautical revenue	1,569,319	1,422,651	1,004,332
Total	14,903,078	13,680,075	9,180,042
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	1,889,337	1,815,093	1,232,889
Non aeronautical revenue	7,726,596	7,126,020	5,225,564
Revenue from construction services	1,302,633	2,692,694	3,146,166
Total	10,918,566	11,633,807	9,604,619
Aeropuerto de Cancun, S. A. de C. V. | Operating segments
Operating segments:
Aeronautical revenue	8,167,803	7,515,691	4,644,489
Non aeronautical revenue	6,373,826	5,854,262	4,038,222
Revenue from construction services	415,669	910,812	1,210,514
Operating profit	9,610,292	9,022,518	5,406,719
Non-current assets	22,273,489	20,397,710	20,142,279
Total assets	31,363,171	30,024,926	26,169,097
Total liabilities	5,029,334	6,713,813	7,480,794
Improvements to assets under concession and acquisition of furniture and equipment in the period	477,361	1,062,108	1,535,850
Amortization and depreciation	(683,039)	(610,864)	(546,795)
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	7,149,065	6,628,035	4,009,238
Non aeronautical revenue	1,172,595	1,085,461	687,390
Total	8,321,660	7,713,496	4,696,628
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	1,018,738	887,656	635,251
Non aeronautical revenue	5,201,231	4,768,801	3,350,832
Revenue from construction services	415,669	910,812	1,210,514
Total	6,635,638	6,567,269	5,196,597
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	2,029,890	2,100,276	2,027,188
Non aeronautical revenue	1,729,919	1,598,601	1,394,346
Revenue from construction services	414,520	411,152	231,301
Operating profit	1,629,778	2,149,776	1,526,642
Non-current assets	16,392,510	19,071,914	20,330,478
Total assets	19,668,032	23,292,857	22,988,431
Total liabilities	10,424,993	12,177,362	8,876,260
Improvements to assets under concession and acquisition of furniture and equipment in the period	465,166	440,627	230,344
Amortization and depreciation	(647,721)	(724,294)	(740,075)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,428,789	1,411,532	1,588,161
Non aeronautical revenue	396,724	337,190	316,942
Total	1,825,513	1,748,722	1,905,103
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	601,101	688,744	439,027
Non aeronautical revenue	1,333,195	1,261,411	1,077,404
Revenue from construction services	414,520	411,152	231,301
Total	2,348,816	2,361,307	1,747,732
Airplan | Operating segments
Operating segments:
Aeronautical revenue	1,945,637	2,027,061	1,174,762
Non aeronautical revenue	659,237	652,280	450,604
Revenue from construction services	14,539	12,922	6,261
Operating profit	1,084,377	1,233,502	430,817
Non-current assets	2,943,119	3,396,813	4,526,009
Total assets	5,968,440	4,924,236	5,556,098
Total liabilities	2,727,965	2,457,168	3,255,579
Improvements to assets under concession and acquisition of furniture and equipment in the period	14,297	12,695	4,537
Amortization and depreciation	(369,101)	(415,829)	(445,236)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,890,175	1,967,114	1,142,604
Total	1,890,175	1,967,114	1,142,604
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	55,462	59,947	32,158
Non aeronautical revenue	659,237	652,280	450,604
Revenue from construction services	14,539	12,922	6,261
Total	729,238	725,149	489,023
Merida | Operating segments
Operating segments:
Aeronautical revenue	1,066,368	799,661	467,065
Non aeronautical revenue	232,536	168,802	129,797
Revenue from construction services	64,610	553,361	795,208
Operating profit	763,302	557,128	247,576
Non-current assets	3,579,162	3,593,843	3,220,164
Total assets	4,308,637	4,043,180	3,562,271
Total liabilities	100,176	81,660	30,724
Improvements to assets under concession and acquisition of furniture and equipment in the period	68,567	476,164	899,603
Amortization and depreciation	(89,412)	(70,397)	(53,733)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	997,651	745,695	429,884
Total	997,651	745,695	429,884
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	68,717	53,966	37,181
Non aeronautical revenue	232,536	168,802	129,797
Revenue from construction services	64,610	553,361	795,208
Total	365,863	776,129	962,186
Villahermosa [member] | Operating segments
Operating segments:
Aeronautical revenue	404,370	316,367	211,238
Non aeronautical revenue	73,876	64,553	49,410
Revenue from construction services	76,389	105,690	123,936
Operating profit	263,965	193,390	95,027
Non-current assets	1,271,556	1,250,325	1,246,279
Total assets	1,555,737	1,497,541	1,456,118
Total liabilities	107,358	125,739	101,020
Improvements to assets under concession and acquisition of furniture and equipment in the period	69,768	50,654	179,968
Amortization and depreciation	(45,939)	(38,317)	(35,601)
Villahermosa [member] | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	376,675	290,593	191,766
Total	376,675	290,593	191,766
Villahermosa [member] | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	27,695	25,774	19,472
Non aeronautical revenue	73,876	64,553	49,410
Revenue from construction services	76,389	105,690	123,936
Total	177,960	196,017	192,818
Holding & service | Operating segments
Operating segments:
Non aeronautical revenue	980,145	872,592	1,191,810
Operating profit	925,105	806,419	546,457
Non-current assets	44,513,606	40,386,563	36,791,385
Total assets	45,017,265	41,149,776	37,190,823
Total liabilities	121,335	161,001	70,852
Amortization and depreciation	(21)	906	(1,677)
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical revenue	980,145	872,592	1,191,810
Total	980,145	872,592	1,191,810
Other | Operating segments
Operating segments:
Aeronautical revenue	1,609,028	1,313,461	883,857
Non aeronautical revenue	226,521	210,172	167,517
Revenue from construction services	316,906	698,757	778,946
Operating profit	966,706	735,416	404,436
Non-current assets	6,251,131	6,217,622	5,754,925
Total assets	8,076,488	7,462,444	6,750,781
Total liabilities	240,065	187,171	245,443
Improvements to assets under concession and acquisition of furniture and equipment in the period	275,841	733,525	826,417
Amortization and depreciation	(233,924)	(200,442)	(170,225)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,491,404	1,214,455	814,057
Total	1,491,404	1,214,455	814,057
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	117,624	99,006	69,800
Non aeronautical revenue	226,521	210,172	167,517
Revenue from construction services	316,906	698,757	778,946
Total	661,051	1,007,935	1,016,263
Consolidation adjustments | Operating segments
Operating segments:
Non aeronautical revenue	(980,145)	(872,591)	(1,191,810)
Non-current assets	(45,615,346)	(41,475,439)	(37,842,891)
Total assets	(45,615,346)	(41,475,439)	(37,842,891)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical revenue	(980,145)	(872,591)	(1,191,810)
Total	$ (980,145)	$ (872,591)	$ (1,191,810)